INVESTMENTS IN ASSOCIATES - Summarized Financial Information of Investments in Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Current assets	$ 299,525	$ 312,003
Non-current assets	71,494	77,425
Current liabilities	(133,599)	(162,193)
Non-current liabilities	(25,992)	(17,918)
Total Equity	211,428	209,317	$ 234,875	$ 228,435
Carrying amount of the investment	805	835	930
Revenue	433,893	476,659	313,564
Profit/(loss) for the year	4,757	(8,512)	3,709
Share of loss of associates	(1)	(1)	$ (1)
Siam Pacific Holding Company Limited (“SPHC”)
Disclosure of associates [line items]
Current assets	1	3
Non-current assets	1,818	1,884
Current liabilities	(2)	(1)
Non-current liabilities	(176)	(182)
Total Equity	$ 1,641	$ 1,704
Percentage of equity interest	49.00%	49.00%	49.00%
Carrying amount of the investment	$ 805	$ 835
Revenue	0	0	$ 0
Profit/(loss) for the year	(3)	(2)	(2)
Share of loss of associates	$ (1)	$ (1)	$ (1)